Marketable Securities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Marketable Securities
Balance, Beginning	$ 1,323	$ 1,323	$ 104
Fair Value Of Marketable Securities Received From Option On Mineral Property Interests		1,010	691
Disposition Of Marketable Securities At Fair Value		(656)	(296)
Change In Fair Value Of Marketable Securities		(384)	760
Foreign Currency Translation Adjustment		7	64
Balance, Ending	$ 1,300	$ 1,300	$ 1,323